CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of prior period adjustments

PARENT COMPANY CONDENSED BALANCE SHEET

	As of March 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted

ASSETS
Investment in subsidiaries and VIEs	$1,081,854	$8,651,871	$9,733,725
Total non-current assets	$1,081,854	$8,651,871	$9,733,725
Total assets	$2,090,562	$8,651,871	$10,742,433

SHAREHOLDERS’ EQUITY
Additional paid-in capital	$1,006,659	$2,169,306	$3,175,965
Retained earnings	$1,081,854	$7,294,121	$8,375,975
Accumulated other comprehensive loss	$—	$(811,556)	$(811,556)
Total shareholder’s equity	$2,090,562	$8,651,871	$10,742,433

	As of March 31, 2023
	As Originally
	Reported	Adjustment	As Adjusted

ASSETS
Investment in subsidiaries and VIEs	$1,073,202	$9,178,460	$10,251,662
Total non-current assets	$1,073,202	$9,178,460	$10,251,662
Total assets	$1,623,569	$9,178,460	$10,802,029

SHAREHOLDERS’ EQUITY
Additional paid-in capital	$548,338	$2,169,306	$2,717,644
Retained earnings	$1,073,202	$7,294,121	$8,367,323
Accumulated other comprehensive loss	$—	$(284,967)	$(284,967)
Total shareholder’s equity	$1,623,569	$9,178,460	$10,802,029

PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the year ended March 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted

OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	$—	$(526,589)	$(526,589)
COMPREHENSIVE INCOME (LOSS)	$8,652	$(526,589)	$(517,937)

	For the year ended March 31, 2023
	As Originally
	Reported	Adjustment	As Adjusted

OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	$—	$(790,166)	$(790,166)
COMPREHENSIVE INCOME (LOSS)	$477,689	$(790,166)	$(312,477)

	For the year ended March 31, 2022
	As Originally
	Reported	Adjustment	As Adjusted

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustments	$—	$212,841	$212,841
COMPREHENSIVE INCOME	$595,513	$212,841	$808,354

Schedule of parent company balance sheets

ESHALLGO INC.

PARENT COMPANY BALANCE SHEETS

	March 31,	March 31,
	2024	2023
ASSETS
Current assets
Intercompany receivable	$1,008,708	$550,367
Total current assets	1,008,708	550,367

Non-current assets
Investment in subsidiaries and VIEs	9,733,725	10,251,662

Total assets	$10,742,433	$10,802,029

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0001 per share, 90,000,000 shares authorized, 14,629,000 and 14,429,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	1,463	1,443
Class B ordinary share, par value $0.0001 per share, 10,000,000 shares authorized, 5,856,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	586	586
Additional paid-in capital	3,175,965	2,717,644
Retained earnings	8,375,975	8,367,323
Accumulated other comprehensive loss	(811,556)	(284,967)
Total shareholders’ equity	10,742,433	10,802,029

Total liabilities and shareholders’ equity	$10,742,433	$10,802,029

Schedule of parent company statements of comprehensive income (loss)

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended
	March 31,
	2024	2023	2022

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	$8,652	$477,689	$595,513

NET INCOME	8,652	477,689	595,513
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(526,589)	(790,166)	212,841
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$(517,937)	$(312,477)	$808,354

Schedule of parent company statements of cash flows

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended
	March 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,652	$477,689	$595,513
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(8,652)	(477,689)	(595,513)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND CASH EQUIVALENTS	—	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$—	$—	$—

SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$458,341	$548,367	$—